UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2007
Estimated average burden
FORM N-Q	hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2007

Date of Reporting Period: February 28, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—88.8%
	Buffalo Municipal Water Finance Auth., Water System Rev.,
	Ser. B, (Pre-refunded @ $100, 7/1/12) (FSA)(a),
$250	5.00%, 7/1/27	Aaa/AAA	$266,928
1,000	5.125%, 7/1/32	Aaa/AAA	1,073,710
2,400	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	2,580,504
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (a)	NR/AAA	10,985,100
2,500	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35 (g)	Aa3/AA-	2,938,975
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,950,011
10,000	5.25%, 11/15/31, Ser. E	A2/A	10,656,500
7,000	5.35%, 7/1/31, Ser. B	A1/AAA	7,500,570
4,130	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser 128 (g)	Aa1/NR	4,265,175
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/AA-	4,180,800
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A2/A-	1,151,139
2,000	5.45%, 2/15/26	A2/A-	2,110,520
	New York City Industrial Dev. Agcy. Rev.,
1,000	Eger Harbor, 4.95%, 11/20/32 (GNMA)	NR/AA+	1,039,860
1,230	Staten Island Univ. Hospital, 6.45%, 7/1/32	B2/NR	1,302,226
1,500	United Jewish Appeal Fed., 5.00%, 7/1/27	Aa2/NR	1,593,330
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
7,500	4.50%, 6/15/33, Ser. C (g)	NR/NR	7,601,850
3,055	4.75%, 6/15/25, Ser. D (MBIA-IBC)	Aaa/AAA	3,105,560
5,000	5.00%, 6/15/32, Ser. A (g)	Aa2/AA+	5,192,500
15,000	5.125%, 6/15/34, Ser. A (g)	Aa2/AA+	15,846,000
10,000	New York City Transitional Finance Auth. Rev., 5.00%, 11/1/27, Ser. B	Aa1/AAA	10,532,200
7,785	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34 (FGIC)(g)	NR/NR	8,269,694
3,600	Port Auth. New York & New Jersey Rev., 5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,825,072
7,500	State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
	5.00%, 7/1/32, (Pre-refunded @ $100, 7/1/12) (a)	Aa3/AA-	8,000,325
	State Dormitory Auth. Rev.,
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,704,468
7,490	Court Facs., 5.50%, 5/15/31 (AMBAC)(g)	NR/NR	9,287,825
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,096,520
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	5,568,604
	Long Island Univ. (Radian),
1,320	5.25%, 9/1/28	Aa3/AA	1,387,148
80	5.25%, 9/1/28, (Pre-refunded @ $102, 9/1/09) (a)	Aa3/AA	84,678
8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	9,266,215
5,000	Rochester Hospital, 5.00%, 12/1/35 (Radian)(g)	NR/NR	5,316,100
1,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	1,577,850
5,000	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	5,243,200
8,600	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	9,247,064
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,349,950
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,501,946
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,159,920
2,000	State Environmental Facs. Corp., State Clean Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA	2,121,600
6,100	State Urban Dev. Corp., Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	6,558,964
	Tobacco Settlement Asset Backed, Inc. Rev., Ser.1,
25,000	5.00%, 6/1/34	NR/BBB	25,442,500
25,000	5.75%, 7/15/32, (Pre-refunded @ $100, 7/15/12) (a)	Aaa/AAA	27,585,250
10,000	6.375%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (a)	Aaa/AAA	10,721,200

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Triborough Bridge & Tunnel Auth. Rev. (FGIC-TCRS),
$710	5.00%, 1/1/32	Aaa/AAA	$745,266
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (a)	Aaa/AAA	4,236,861
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Fac. Rev., Glens Falls Hospital,
	5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,113,360
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev.,
	Kendal on Hudson, 6.50%, 1/1/34	NR/NR	806,940

	Total New York Municipal Bonds & Notes (cost—$241,215,161)		256,091,978

OTHER MUNICIPAL BONDS & NOTES—6.0%
	California—3.1%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
3,500	zero coupon, 8/1/24	Aaa/AAA	1,680,455
3,000	zero coupon, 8/1/25	Aaa/AAA	1,373,490
5,000	California Cnty., Tobacco Securitization Agcy. Rev.,	Baa3/NR
	zero coupon, 6/1/28		4,296,450
3,130	Covina Valley Unified School Dist., GO, zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,443,181
			8,793,576

	Colorado—0.0%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	108,929

	Puerto Rico—2.9%
5,675	Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	5,983,493
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/AAA	1,619,580
750	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	796,680
			8,399,753

	Total Other Municipal Bonds & Notes (cost—$15,695,851)		17,302,258

NEW YORK VARIABLE RATE NOTES (b)(c)(d)—2.8%
5,595	Long Island Power Auth. Electric System Rev.,
	10.69%, 12/1/26, Ser. 339 (MBIA-IBC)	Aaa/NR	6,432,571
1,300	State Urban Dev. Corp. Rev., 9.737%, 3/15/35	NR/AAA	1,728,675

	Total New York Variable Rate Notes (cost—$7,025,099)		8,161,246

OTHER VARIABLE RATE NOTES (d)—0.7%
	Puerto Rico—0.7%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$2,005,436)	Ba1/BBB-	2,046,699

NEW YORK VARIABLE RATE DEMAND NOTES (d)(e)—1.3%
2,900	Long Island Power Auth. Electric System Rev., 3.61%, 3/1/07, Ser. 1B	VMIG1/A-1+	2,900,000
300	New York City, GO, 3.63%, 3/1/07, Ser. B (MBIA)	VMIG1/A-1+	300,000
600	New York City Transitional Finance Auth. Rev., 3.60%, 3/1/07, Ser. 3, VRN	VMIG1/A-1+	600,000

	Total New York Variable Rate Demand Notes (cost—$3,800,000)		3,800,000

U.S. TREASURY BILLS (f)—0.4%
1,045	4.795%-4.805%, 3/15/07 (cost—$1,043,051)		1,043,051

	Total Investments (cost—$270,784,548)—100.0%		$288,445,232

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(b)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Inverse Floaters - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)	Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2007.
(e)	Maturity date shown is date of next put.
(f)	All or partial amount segregated as collateral for futures contracts.
(g)	Residual Interest Bonds held in trust - represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC - insured by American Municipal Bond Assurance Corp.
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GNMA - insured by Government National Mortgage Association
GO - General Obligation Bond
IBC - Insurance Bond Certificate
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
Radian - insured by Radian Guaranty, Inc.
TCRS - Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at February 28, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	U.S. Treasury Notes 5 yr. Futures	189	$20,025	6/29/07	$131,133
Short:	U.S. Treasury Bond Futures	(65)	(7,345)	3/21/07	39,610
	U.S. Treasury Bond Futures	(303)	(34,220)	6/30/07	4,734
	U.S. Treasury Notes 10 yr. Futures	(34)	(3,692)	6/20/07	(19,125)
					$156,352

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that required enhancements to certain controls. The Registrant's management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”) were not effective.

The Registrant’s Management has taken such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions. However, as discussed above, the registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

(b) In December 2006, the principal executive and financial officers became aware of matters relating to the Registrant’s purchase of certain inverse floating rate obligations that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of the relevant contractual terms and conditions of transfers of securities in connection with the purchase of certain inverse floating rate obligations were not effective in identifying whether these transfers qualified for sale accounting under the provisions of SFAS 140. The Registrant’s management has taken such further actions as are necessary to revise its controls and procedures in order to increase the effectiveness of these controls and procedures in identifying such transactions that require accounting treatment under SFAS 140.

Item 3. Exhibits

(a) Exhibit 99.CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 27, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 27, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 27, 2007